               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                        Supplement Dated March 3, 2000
                     to Prospectus Dated October 26, 1999
                          Class A, B and C Shares of:

  Munder Balanced Fund, Munder Equity Selection Fund, Munder Growth & Income
   Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder Real
   Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington
       Healthcare Fund and Munder Framlington International Growth Fund

                            AVAILABILITY OF SHARES

   The Class C Shares of the Equity Selection Fund, Growth Opportunities Fund and Framlington Global Financial Services Fund are not currently available for purchase.

                             CLOSING OF VALUE FUND

   Shares of the Value Fund are no longer available to new accounts but additional investments may be made in existing accounts until April 14, 2000.

                     WAIVER OF SALES CHARGE FOR VALUE FUND

   The contingent deferred sales charge imposed on redemptions for current holders of Class B or Class C Shares of the Value Fund is being waived. Current holders of Class A, Class B or Class C Shares of the Value Fund may purchase Class A Shares of any Fund of the Company, the Trust or Framlington at Net Asset Value if such shares are being purchased with proceeds from the redemption of shares of the Value Fund.

                    CHANGE OF NAME FOR GROWTH & INCOME FUND

   The Board of Trustees of The Munder Funds Trust has changed the name of the Growth & Income Fund to the Equity Income Fund.

      CHANGE OF NAME AND PERFORMANCE BENCHMARK FOR EQUITY SELECTION FUND

   The Board of Directors of The Munder Funds, Inc. has changed the name of the Equity Selection Fund to the Focus Growth Fund, and approved the change in performance benchmark for the Fund. Accordingly, the section entitled "Risk Return Summary--Principal Investment Strategies" of the Fund in the prospectus is hereby deleted and replaced with the following:

     The Fund pursues its goal by investing at least 65% of its assets in equity securities.

     The Fund invests in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry.

     The Fund generally invests in companies with market capitalizations of at least $1 billion.

     The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

     The Fund may also invest in foreign securities.

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          PORTFOLIO MANAGEMENT OF REAL ESTATE EQUITY INVESTMENT FUND

   Robert E. Crosby is manager of the Real Estate Equity Investment Fund. Mr. Crosby has managed the Fund since March 1998 and was the Fund's primary analyst from 1996-1998. Mr. Crosby serves as portfolio manager for separately managed institutional accounts, and has been with the Advisor since 1993.

                      PORTFOLIO MANAGEMENT OF VALUE FUND

   John S. Adams, Brian Wall and Heather Williams jointly manage the Fund. Mr. Wall, who has managed the Fund since January 1998, was formerly a primary analyst for the Fund. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995). Mr. Adams, Senior Portfolio Manager of the Advisor, has managed the Fund since August 1999. Mr. Adams has managed institutional equity and balanced portfolios for the Advisor since 1987. Ms. Williams has managed the Fund since January 2000. Ms. Williams has managed institutional value portfolios for the Advisor since 1996. Ms. Williams served as Vice President and Quantitative Analyst for Loomis, Sayles & Company, L.P. (1992-1996).

    CHANGE OF INVESTMENT OBJECTIVE FOR SMALL-CAP VALUE FUND AND VALUE FUND

   The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Small-Cap Value Fund from long-term capital appreciation, with income as a secondary objective to long-term capital appreciation. The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Value Fund from long-term capital appreciation, with its secondary goal to provide income to long-term capital appreciation.

           CHANGE OF INVESTMENT POLICY FOR SMALL COMPANY GROWTH FUND

   The Board of Trustees of The Munder Funds Trust has changed the investment policy of the Small Company Growth Fund to increase the market capitalization of the issuers considered to be small-cap companies. Accordingly, the first paragraph of the section entitled "Risk Return Summary--Principal Investment Strategies" of the Small Company Growth Fund in the prospectus is hereby deleted and replaced with the following:

     The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion, which is less than the market capitalization of S&P 500 companies.

               PRINCIPAL INVESTMENT STRATEGIES OF BALANCED FUND

   The section entitled "Risk Return Summary--Principal Investment Strategies" of the Balanced Fund in the prospectus is hereby supplemented with the following:

     Stocks are chosen on the basis of above-average and sustainable earnings growth, financial stability or attractive valuation using the advisor's proprietary GARP (Growth at a Reasonable Price) style, which focuses on analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                        Supplement Dated March 3, 2000
                     to Prospectus Dated October 26, 1999
                              Class Y Shares of:

  Munder Balanced Fund, Munder Equity Selection Fund, Munder Growth & Income Fund, Munder Future Technology Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season
  Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value
   Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global
      Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate
Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free
  Short-Intermediate Bond Fund, Munder Short Term Treasury Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund
                  and Munder U.S. Treasury Money Market Fund

              CLOSING OF VALUE FUND AND SHORT TERM TREASURY FUND

   Shares of the Value Fund and Short Term Treasury Fund are no longer available to new accounts but additional investments may be made in existing accounts until April 14, 2000.

                    CHANGE OF NAME FOR GROWTH & INCOME FUND

   The Board of Trustees of The Munder Funds Trust has changed the name of the Growth & Income Fund to the Equity Income Fund.

      CHANGE OF NAME AND PERFORMANCE BENCHMARK FOR EQUITY SELECTION FUND

   The Board of Directors of The Munder Funds, Inc. has changed the name of the Equity Selection Fund to the Focus Growth Fund, and approved the change in performance benchmark for the Fund. Accordingly, the section entitled "Risk Return Summary--Principal Investment Strategies" of the Fund in the prospectus is hereby deleted and replaced with the following:

     The Fund pursues its goal by investing at least 65% of its assets in equity securities.

     The Fund invests in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry.

     The Fund generally invests in companies with market capitalizations of at least $1 billion.

     The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

     The Fund may also invest in foreign securities.

          PORTFOLIO MANAGEMENT OF REAL ESTATE EQUITY INVESTMENT FUND

   Robert E. Crosby is manager of the Real Estate Equity Investment Fund. Mr. Crosby has managed the Fund since March 1998 and was the Fund's primary analyst from 1996-1998. Mr. Crosby serves as portfolio manager for separately managed institutional accounts, and has been with the Advisor since 1993.

                      PORTFOLIO MANAGEMENT OF VALUE FUND

   John S. Adams, Brian Wall and Heather Williams jointly manage the Fund. Mr. Wall, who has managed the Fund since January 1998, was formerly a primary analyst for the Fund. Prior to joining the Advisor in 1995, he was a Senior Equity Analyst with Woodbridge Capital Management, Inc. (1994-1995). Mr. Adams, Senior Portfolio Manager of the Advisor, has managed the Fund since August 1999. Mr. Adams has managed institutional equity and balanced portfolios for the Advisor since 1987. Ms. Williams has managed the Fund since January 2000. Ms. Williams has managed institutional value portfolios for the Advisor since 1996. Ms. Williams served as Vice President and Quantitative Analyst for Loomis, Sayles & Company, L.P. (1992-1996).

         PORTFOLIO MANAGEMENT OF BOND FUND, INTERMEDIATE BOND FUND AND
                          U.S. GOVERNMENT INCOME FUND

   Anne K. Kennedy and Peter G. Root jointly manage the Bond Fund, the Intermediate Bond Fund and U.S. Government Income Fund. Ms. Kennedy, Vice President and Director of Portfolio Management of the Advisor or of Old MCM, Inc. ("Old MCM"), the predecessor to the Advisor since 1991, has managed the Bond Fund and the U.S. Government Income Fund since January 2000 and the Intermediate Bond Fund since March 1995. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Bond Fund and Intermediate Bond Fund since January 2000 and the U.S. Government Income Fund since March 1995. Mr. Root joined Old MCM in 1991.

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                PORTFOLIO MANAGEMENT OF INTERNATIONAL BOND FUND

   Sharon E. Fayolle and Peter G. Root jointly manage the International Bond Fund. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor or Old MCM, has managed the Fund since 1996. Prior to that she managed an international portfolio for Ford Motor Company. Mr. Root, Vice President and Chief Investment Officer of Fixed Income of the Advisor since March 1995, has managed the Fund since January 2000. Mr. Root joined Old MCM in 1991.

              ADDITION OF CO-MANAGER FOR SHORT TERM TREASURY FUND

   Tom O'Rourke has been appointed co-manager of the Short Term Treasury Fund. Mr. O'Rourke has managed short term institutional portfolios for the Advisor since 1998. Prior to joining the Advisor, Mr. O'Rourke was employed by Kmart Corporation as a manager of corporate finance. Mr. O'Rourke managed a fixed income portfolio for the corporation's pension plan, as well as managing the corporation's stable value portfolio for their 401(k) plan.

                            AVAILABILITY OF SHARES

   The Class Y Shares of all the Funds except the Cash Investment Fund, Multi-Season Growth Fund and the Money Market Fund are not currently available for purchase in the State of Nebraska. The Class Y Shares of the Future Technology Fund, Framlington Global Financial Services Fund, Growth Opportunities Fund and Short Term Treasury Fund are not currently available for purchase in the State of New Hampshire. The Class Y Shares of Framlington Global Financial Services Fund, Growth Opportunities Fund and Short Term Treasury Fund are not currently available for purchase in the State of Montana.

    CHANGE OF INVESTMENT OBJECTIVE FOR SMALL-CAP VALUE FUND AND VALUE FUND

   The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Small-Cap Value Fund from long-term capital appreciation, with income as a secondary objective to long-term capital appreciation. The Board of Directors of The Munder Funds, Inc. has changed the investment objective of the Value Fund from long-term capital appreciation, with its secondary goal to provide income to long-term capital appreciation.

           CHANGE OF INVESTMENT POLICY FOR SMALL COMPANY GROWTH FUND

   The Board of Trustees of The Munder Funds Trust has changed the investment policy of the Small Company Growth Fund to increase the market capitalization of the issuers considered to be small-cap companies. Accordingly, the first paragraph of the section entitled "Risk Return Summary--Principal Investment Strategies" of the Small Company Growth Fund in the prospectus is hereby deleted and replaced with the following:

     The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion, which is less than the market capitalization of S&P 500 companies.

               PRINCIPAL INVESTMENT STRATEGIES OF BALANCED FUND
                    AND REAL ESTATE EQUITY INVESTMENT FUND

   The section entitled "Risk Return Summary--Principal Investment Strategies" of the Balanced Fund in the prospectus is hereby supplemented with the following:

     Stocks are chosen on the basis of above-average and sustainable earnings growth, financial stability or attractive valuation using the advisor's proprietary GARP (Growth at a Reasonable Price) style, which focuses on analysis of current versus historical interest rate relationships and the relative value of the bond market sectors.

   The section entitled "Risk Return Summary--Principal Investment Strategies" of the Real Estate Equity Investment Fund in the prospectus is hereby supplemented with the following:

     The advisor selects companies exhibiting steady cash flows, financial stability, quality management and reasonable valuations.

               THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                               The Munder Funds
                        Supplement Dated March 3, 2000
                     to Prospectus Dated October 26, 1999
                              Class K Shares of:

                       Munder Equity Selection Fund and
               Munder Framlington Global Financial Services Fund

      CHANGE OF NAME AND PERFORMANCE BENCHMARK FOR EQUITY SELECTION FUND

   The Board of Directors of The Munder Funds, Inc. has changed the name of the Equity Selection Fund to the Focus Growth Fund, and approved the change in performance benchmark for the Fund. Accordingly, the section entitled "Risk Return Summary--Principal Investment Strategies" of the Fund in the prospectus is hereby deleted and replaced with the following:

     The Fund pursues its goal by investing at least 65% of its assets in equity securities.

     The Fund invests in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry.

     The Fund generally invests in companies with market capitalizations of at least $1 billion.

     The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

     The Fund may also invest in foreign securities.

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